Correction Of Error Relating To Year-End Cut-Off	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Correction Of Error Relating To Year-End Cut-Off
42.	CORRECTION OF ERROR RELATING TO YEAR-END CUT-OFF
During the Group’s most recent financial year, management identified that transactions between cost close (the date the general ledger was closed for reporting purposes) and calendar year-end had not been recorded. This resulted in restatement
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to a number of financial statement captions within the statements of financial position and statements of cash flows. The error has been corrected by restating each of the affected financial statement line items for prior periods. All unaffected financial statement line items, in the table below, have been grouped together as “other”. No adjustments were made to the consolidated income statement, statement of changes in equity and statement of comprehensive income. There was no impact on the Group’s basic, headline or diluted earnings per share for the year ended 31 December 2018 and 2017. The following tables summarise the impact on the Group’s consolidated financial statements.
(a) Consolidated statement of financial position

	31 December 2018			1 January 2018
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Cash and cash equivalents	399.7	(180.0)	219.7	479.0	(85.2)	393.8
Trade and other receivables	153.2	(14.6)	138.6	201.9	(30.1)	171.8
Other	5,551.4	—	5,551.4	5,939.2	—	5939.2

Total assets	6,104.3	(194.6)	5,909.7	6,260.1	(115.3)	6,504.8
Borrowings	1,925.3	(111.0)	1,814.3	1,587.9	—	1,587.9
Current portion of borrowings	86.3	6.2	92.5	193.6	0.9	194.5
Trade and other payables	503.0	(85.5)	417.5	548.5	(85.4)	463.1
Taxation payable	5.2	(4.3)	0.9	77.5	(30.8)	46.7
Other	877.6	—	877.6	809.6	—	809.6

Total liabilities	3,397.4	(19.46)	3,202.8	3,217.1	(115.3)	3,101.8
Total equity	2,706.9	—	2,706.9	3,403.0	—	3,403.0
Net debt	1,611.9	75.2	1,687.1	1,302.5	86.1	1,388.6
Adjusted EBITDA	1,111.6	—	1,111.6	1,263.7	—	1,263.7

Net debt to adjusted EBITDA	1.45		1.52	1.03		1.10

(b) Consolidated statement of cash flows

	31 December 2018			1 January 2018
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Change in working capital	(16.3)	(15.6)	(31.9)	(69.4)	(20.5)	(89.9)
Taxation paid	(217.2)	26.5	(190.7)	(239.5)	(8.9)	(249.4)
Other	791.3	—	791.3	1,071.3	—	1,071.3

Cash flows from operating activities	557.8	10.9	568.7	762.4	(30.4)	732.0

Cash flows from investing activities	(886.8)	—	(886.8)	(908.6)	—	(908.6)

Loans raised	691.7	(1.7)	690.0	779.7	7.9	787.6
Loans repaid	(431.9)	(104.0)	(535.9)	(695.5)	(7.0)	(702.5)
Other	(2.5)	—	(2.5)	—	—	—

Cash flows from financing activities	257.3	(105.7)	151.6	84.2	0.9	85.1

Net cash utilised	(71.7)	(94.8)	(166.5)	(62.0)	(29.5)	(91.5)
Effect of exchange rate fluctuation on cash held	(7.6)	—	(7.6)	14.3	—	14.3
Cash and cash equivalents at beginning of the year	479.0	(85.2)	393.8	526.7	(55.7)	471.0

Cash and cash equivalents at end of the year	399.7	(180.0)	219.7	479.0	(85.2)	393.8